Related party transactions	12 Months Ended
Dec. 31, 2023
Related party transactions
Related party transactions

27.  Related party transactions

As at December 31, 2023 the Company’s key shareholders are Andrey Fadeev and Boris Gertsovsky, each owning 20.1%, and Dmitrii Bukhman and Igor Bukhman, each owning 18.8% of the Company’s issued shares.

The transactions and balances with related parties are as follows:

(i)Directors and key management’s remuneration

The remuneration of Directors and other members of key management was as follows:

	2023	2022	2021
Directors' remuneration	1,803	1,153	902
-short-term employee benefits	1,538	944	870
-share-based payments	265	209	32
Other members of key management’s remuneration	1,867	2,080	2,834
-short-term employee benefits	802	817	1,395
-share-based payments	1,065	1,263	1,439
Total	3,670	3,233	3,736

(ii)Other operating income

Other operating income is presented below:

	2023	2022	2021
Income from technical support services from Cubic Games Studio Ltd to Castcrown Ltd	2	314	—
Income from technical support services from Nexters Armenia LLC to Castcrown Ltd	—	519	—
	2	833	—

(iii)Interest income

	2023	2022	2021
Castcrown Ltd	198	325	—
MX Capital Ltd	1,198	1,079	—
	1,396	1,404	—

(iv)Trade and other receivables

	December 31,	December 31,
	2023	2022
Receivable from Castcrown Ltd to Cubic Games Studio Ltd	—	123
Receivable from Castcrown Ltd to Nexters Armenia LLC	—	134
	—	257

(v)   Loan receivable

	December 31,	December 31,
	2023	2022
Loan to Castcrown Ltd - net (Note 17)	—	—
Loan to MX Capital Ltd - net (Note 17)	—	3,317
	—	3,317

The amount of ECL in respect of loans receivable from related parties is 25,166 and the amount related to the change in fair value is 8,624 as at December 31, 2023 and is 20,650 and 7,825 accordingly as at December 31, 2022.

In 2022 the Company acquired from Everix Investments Ltd jointly controlled by Dmitrii Bukhman and Igor Bukhman the 48.8% of the issued share capital of MX Capital Ltd – refer to Note 16 for further details.